Average Annual Total Returns (Vanguard Explorer Value Fund Participant)	Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014	Russell 2500 Value Index Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.15%	33.32%
Since Inception	18.13%	15.88%